UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2015

Shares	Description (1)	Value
LONG-TERM INVESTMENTS - 140.9% (96.5% of Total Investments)
COMMON STOCKS - 100.6% (68.9% of Total Investments)
Airlines - 0.8%
15,900	Copa Holdings S.A.	$ 1,605,423
Automobiles - 3.7%
23,700	Daimler AG, Sponsored ADR, (2)	2,215,950
176,720	Ford Motor Company	2,852,261
60,800	General Motors Company	2,280,000
Total Automobiles	7,348,211
Banks - 8.4%
148,000	Barclays PLC, Sponsored ADR	2,156,360
77,000	Citigroup Inc.	3,967,040
211,800	ING Groep N.V., Sponsored ADR	3,094,398
63,200	JPMorgan Chase & Co.	3,828,656
68,000	Wells Fargo & Company	3,699,200
Total Banks	16,745,654
Capital Markets - 5.3%
194,000	Ares Capital Corporation	3,330,980
121,400	Bank New York Mellon	4,885,136
124,700	UBS Group AG, (2)	2,338,262
Total Capital Markets	10,554,378
Chemicals - 2.3%
45,100	Agrium Inc.	4,702,577
Communications Equipment - 3.8%
123,500	Cisco Systems, Inc.	3,399,338
339,000	Ericsson, Sponsored ADR (3)	4,254,450
Total Communications Equipment	7,653,788
Containers & Packaging - 2.0%
77,000	Avery Dennison Corporation	4,074,070
Diversified Financial Services - 2.5%
613,000	Deutsche Boerse AG, ADR, (2)	4,968,365
Diversified Telecommunication Services - 5.3%
271,000	Bezeq Israeli Telecommunication Corporation Limited, ADR, (2)	2,528,240
194,500	Nippon Telegraph and Telephone Corporation, ADR	5,994,490
304,600	TDC A/S, (2)	2,182,447
Total Diversified Telecommunication Services	10,705,177
Electric Utilities - 1.1%
589,000	EDP - Energias de Portugal, S.A., (2)	2,205,890
Food & Staples Retailing - 3.1%
60,800	CVS Caremark Corporation, (3)	6,275,168
Food Products - 1.4%
362,600	Orkla ASA, Sponsored ADR	2,730,378
Independent Power & Renewable Electricity Producers - 0.6%
34,000	Abengoa Yield PLC	1,148,520
Industrial Conglomerates - 2.8%
86,600	General Electric Company	2,148,546
120,010	Philips Electronics	3,401,083
Total Industrial Conglomerates	5,549,629
Insurance - 10.5%
133,500	Allinaz S.E., Sponsored ADR, (2)	2,323,568
59,100	American International Group	3,238,089
168,700	Aviva PLC, Sponsored ADR	2,727,879
62,000	Swiss Re AG, Sponsored ADR, (2)	6,006,591
198,400	Unum Group	6,692,032
Total Insurance	20,988,159
Media - 9.4%
184,000	Interpublic Group of Companies, Inc.	4,070,080
2,099	Metro-Goldwyn-Mayer, (2), (4)	154,801
44,620	National CineMedia, Inc.	673,762
200,000	ProSiebenSat.1 Media AG, ADR, (2)	2,440,000
335,000	RTL Group SA, ADR, (2)	3,222,633
59,400	Time Warner Inc.	5,015,736
3,958	Tribune Company	240,686
3,185	Tribune Company, (4), (5)	–
989	Tribune Publishing Company	19,187
45,000	Viacom Inc., Class B	3,073,500
Total Media	18,910,385
Oil, Gas & Consumable Fuels - 4.6%
28,300	Phillips 66	2,224,380
52,800	Royal Dutch Shell PLC, Class A, Sponsored ADR (3)	3,149,520
66,000	Suncor Energy, Inc.	1,930,500
40,000	Total SA, Sponsored ADR	1,986,400
Total Oil, Gas & Consumable Fuels	9,290,800
Pharmaceuticals - 19.2%
73,400	AbbVie Inc.	4,296,836
35,800	AstraZeneca PLC, Sponsored ADR	2,449,794
143,500	GlaxoSmithKline PLC, Sponsored ADR	6,622,525
51,000	Merck & Company Inc.	2,931,480
157,500	Pfizer Inc., (3)	5,479,425
100,000	Roche Holdings AG, Sponsored ADR, (2)	3,438,000
140,200	Sanofi, ADR, (3)	6,931,488
102,100	Teva Pharmaceutical Industries Limited, Sponsored ADR, (3)	6,360,830
Total Pharmaceuticals	38,510,378
Real Estate Investment Trust - 3.0%
119,500	Paramount Group Inc.	2,306,350
115,000	PennyMac Mortgage Investment Trust	2,448,350
70,000	Redwood Trust Inc.	1,250,900
Total Real Estate Investment Trust	6,005,600
Semiconductors & Semiconductor Equipment - 2.5%
45,500	Analog Devices, Inc.	2,866,500
46,000	Microchip Technology Incorporated, (6)	2,249,400
Total Semiconductors & Semiconductor Equipment	5,115,900
Software - 5.2%
97,000	Microsoft Corporation, (6)	3,943,535
151,500	Oracle Corporation	6,537,225
Total Software	10,480,760
Technology Hardware, Storage & Peripherals - 1.0%
38,000	Seagate Technology	1,977,140
Tobacco - 2.1%
47,200	Imperial Tobacco Group, Sponsored ADR, (2)	4,151,711
Total Common Stocks (cost $163,788,378)	201,698,061

Shares	Description (1)	Coupon	Ratings (7)	Value
CONVERTIBLE PREFERRED SECURITIES - 0.7% (0.4% of Total Investments)
Diversified Telecommunication Services - 0.7%
37,500	IntelSat SA	5.750%	N/R	$ 1,305,000
Total Convertible Preferred Securities (cost $2,018,655)	1,305,000

Shares	Description (1)	Coupon	Ratings (7)	Value
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 9.5% (6.5% of Total Investments)
Banks - 3.4%
13,800	Boston Private Financial Holdings Inc.	6.950%	N/R	$ 357,420
81,800	Citigroup Inc.	6.875%	BB+	2,229,869
25,445	City National Corporation	6.750%	Baa3	741,213
6,525	Cobank Agricultural Credit Bank, (2)	6.250%	BBB+	667,385
3,250	Cobank Agricultural Credit Bank, (2)	6.125%	BBB+	299,609
17,300	Fifth Third Bancorp.	6.625%	BB+	488,725
10,000	First Republic Bank of San Francisco	7.000%	BBB-	278,200
7,000	MB Financial Inc.	8.000%	N/R	193,480
2,873	PNC Financial Services	6.125%	BBB-	82,742
13,840	RBS Capital Trust	6.080%	BB-	342,817
18,625	Regions Financial Corporation	6.375%	BB	482,760
21	TCF Financial Corporation	7.500%	BB-	566
20,400	U.S. Bancorp.	6.500%	Baa1	606,084
Total Banks	6,770,870
Capital Markets - 0.6%
19,750	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	474,000
25,675	Morgan Stanley	7.125%	BB	730,967
Total Capital Markets	1,204,967
Consumer Finance - 0.6%
9,200	Capital One Financial Corporation	6.700%	Ba1	245,272
24,160	HSBC Finance Corporation	6.360%	BBB-	614,872
8,430	SLM Corporation, Series A	6.970%	B3	416,526
Total Consumer Finance	1,276,670
Diversified Financial Services - 0.1%
9,500	KKR Financial Holdings LLC	7.375%	BBB	255,075
Electric Utilities - 0.8%
14,822	Alabama Power Company, (2)	6.500%	A3	413,163
9,900	Alabama Power Company, (2)	6.450%	A3	264,206
3,223	Georgia Power Company, (2)	6.500%	A-	342,746
5,000	Gulf Power Company, (2)	6.450%	BBB+	503,532
Total Electric Utilities	1,523,647
Food Products - 0.4%
17,700	CHS Inc.	7.100%	N/R	478,077
13,805	CHS Inc.	6.750%	N/R	359,206
Total Food Products	837,283
Insurance - 2.6%
21,289	Allstate Corporation	6.750%	BBB-	589,705
30,050	Arch Capital Group Limited	6.750%	BBB	820,966
10,400	Aspen Insurance Holdings Limited	7.401%	BBB-	271,960
25,410	Aspen Insurance Holdings Limited	7.250%	BBB-	673,365
25,798	Axis Capital Holdings Limited	6.875%	BBB	694,998
19,080	Endurance Specialty Holdings Limited	7.750%	BBB-	500,659
15,000	Endurance Specialty Holdings Limited	7.500%	BBB-	401,400
17,801	Maiden Holdings Limited	8.250%	BB	469,234
11,200	National General Holding Company	7.500%	N/R	281,680
17,245	Principal Financial Group	6.518%	BBB	436,126
Total Insurance	5,140,093
Marine - 0.3%
10,200	Costamare Inc.	8.500%	N/R	270,300
7,225	Navios Maritime Holdings Inc.	8.625%	N/R	152,520
8,900	Seaspan Corporation	8.250%	N/R	234,426
Total Marine	657,246
Oil, Gas & Consumable Fuels - 0.2%
10,237	Teekay Offshore Partners L.P.	7.250%	N/R	236,475
7,565	Tsakos Energy Navigation Limited	8.875%	N/R	198,960
Total Oil, Gas & Consumable Fuels	435,435
Thrifts & Mortgage Finance - 0.5%
7,331	Astoria Financial Corporation	6.500%	Ba2	185,768
30,170	Federal Agricultural Mortgage Corporation	6.875%	N/R	801,014
Total Thrifts & Mortgage Finance	986,782
Total $25 Par (or similar) Retail Preferred (cost $17,895,869)	19,088,068

Principal
Amount (000)	Description (1)	Coupon (9)	Maturity (8)	Ratings (7)	Value
VARIABLE RATE SENIOR LOAN INTERESTS - 24.9% (17.1% of Total Investments) (9)
Aerospace & Defense - 0.5%
$ 648	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$ 654,451
403	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	383,142
1,051	Total Aerospace & Defense	1,037,593
Airlines - 0.2%
489	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	489,273
Automobiles - 1.0%
987	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	987,794
1,114	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,108,300
2,101	Total Automobiles	2,096,094
Building Products - 0.2%
398	Gates Global LLC, Term Loan	4.250%	7/03/21	B+	396,974
Capital Markets - 0.2%
492	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	494,962
Chemicals - 1.2%
458	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	460,808
958	Univar, Inc., Term Loan	5.000%	6/30/17	B+	957,763
939	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	B+	934,754
2,355	Total Chemicals	2,353,325
Commercial Services & Supplies - 0.5%
993	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	1,001,598
Containers & Packaging - 0.8%
1,527	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,534,792
Diversified Consumer Services - 0.5%
638	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB-	639,696
456	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	457,759
1,094	Total Diversified Consumer Services	1,097,455
Diversified Telecommunication Services - 0.6%
179	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	178,703
500	Level 3 Financing, Inc., Term Loan B, First Lien	4.500%	1/31/22	BB	503,259
429	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	430,270
1,108	Total Diversified Telecommunication Services	1,112,232
Energy Equipment & Services - 0.1%
152	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	116,271
Food & Staples Retailing - 0.5%
1,000	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB-	1,009,444
Food Products - 1.4%
917	H.J Heinz Company, Term Loan B2	3.250%	6/05/20	BB+	918,951
1,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	998,125
956	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	957,643
2,873	Total Food Products	2,874,719
Health Care Equipment & Supplies - 0.7%
1,452	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB-	1,457,465
Health Care Providers & Services - 1.7%
743	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	747,621
825	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	828,095
803	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	813,419
985	HCA, Inc., Tranche B4, Term Loan	3.025%	5/01/18	BBB-	986,693
75	HCA, Inc., Tranche B5, Term Loan	2.928%	3/31/17	BBB-	74,897
3,431	Total Health Care Providers & Services	3,450,725
Hotels, Restaurants & Leisure - 1.8%
1,542	Burger King Corporation, Term Loan B, First Lien	4.500%	12/10/21	B+	1,559,023
979	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	976,992
1,161	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	1,134,140
3,682	Total Hotels, Restaurants & Leisure	3,670,155
Household Durables - 0.3%
635	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB+	636,669
Household Products - 0.1%
293	Spectrum Brands, Inc., Term Loan A	3.000%	9/04/17	BB	293,117
Independent Power & Renewable Electricity Producers - 0.5%
987	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB	990,509
Internet & Catalog Retail - 0.3%
499	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	503,925
Internet Software & Services - 0.4%
833	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	834,761
IT Services - 0.4%
743	Vantiv, Inc., Term Loan B	3.750%	6/13/21	BB+	747,613
Leisure Products - 0.4%
755	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	753,682
Machinery - 0.6%
610	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	618,014
493	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	493,291
1,103	Total Machinery	1,111,305
Media - 3.7%
491	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	490,176
92	Clear Channel Communications, Inc., Term Loan E	7.678%	7/30/19	CCC+	89,048
747	Clear Channel Communications, Inc., Tranche D, Term Loan	6.928%	1/30/19	CCC+	712,517
940	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	925,612
496	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	499,274
315	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB+	316,902
535	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	537,086
463	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	464,653
553	Springer Science & Business Media, Inc., Term Loan B9, First Lien, WI/DD	TBD	TBD	B2	552,695
1,239	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	1,241,608
1,532	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,531,564
7,403	Total Media	7,361,135
Multiline Retail - 0.6%
1,000	Dollar Tree, Inc., Initial Term Loan B, First Lien	4.250%	3/09/22	BB+	1,011,719
244	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	244,683
1,244	Total Multiline Retail	1,256,402
Oil, Gas & Consumable Fuels - 0.5%
500	Energy Transfer Equity L.P., Term Loan, First Lien	3.250%	12/02/19	BB	494,166
368	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	270,574
182	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	172,931
1,050	Total Oil, Gas & Consumable Fuels	937,671
Pharmaceuticals - 1.4%
990	Grifols, Inc., Term Loan	3.178%	2/27/21	Ba1	990,186
725	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB+	726,604
994	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	Ba1	995,178
2,709	Total Pharmaceuticals	2,711,968
Professional Services - 0.1%
181	Nielsen Finance LLC, Dollar Term Loan B2	3.175%	4/15/21	BBB	181,755
Semiconductors & Semiconductor Equipment - 1.0%
863	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	866,378
499	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	500,430
728	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB-	726,524
2,090	Total Semiconductors & Semiconductor Equipment	2,093,332
Software - 1.7%
374	Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	375,852
478	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	468,360
798	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	BB-	798,198
961	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	963,760
761	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	755,436
3,372	Total Software	3,361,606
Specialty Retail - 0.5%
583	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	B+	588,788
450	Petsmart Inc., Term Loan B, First Lien	5.000%	3/11/22	BB-	453,835
1,033	Total Specialty Retail	1,042,623
Technology Hardware, Storage & Peripherals - 0.5%
987	Dell, Inc., Term Loan B	4.500%	4/29/20	BBB	994,770
$ 50,115	Total Variable Rate Senior Loan Interests (cost $49,784,921)	50,005,920

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value
CORPORATE BONDS - 0.7% (0.5% of Total Investments)
Banks - 0.6%
$ 475	Bank of America Corporation	6.250%	3/05/65	BB	$ 483,906
150	JPMorgan Chase & Co.	6.750%	12/31/49	BBB-	162,750
525	M&T Bank Corporation	6.450%	12/31/49	BBB-	567,000
1,150	Total Banks	1,213,656
Media - 0.1%
133	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	131,670
$ 1,283	Total Corporate Bonds (cost $1,274,959)	1,345,326

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (7)	Value
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 4.5% (3.1% of Total Investments)
Banks - 4.1%
2,367	Bank of America Corporation	6.100%	N/A (10)	BB	$ 2,401,025
575	Citigroup Inc.	5.800%	N/A (10)	BB+	576,438
200	Citizens Financial Group Inc., 144A	5.500%	N/A (10)	BB+	200,000
600	General Electric Capital Corporation	7.125%	N/A (10)	A+	704,250
500	JPMorgan Chase & Co.	7.900%	N/A (10)	BBB-	538,125
2,000	JPMorgan Chase & Co.	6.125%	N/A (10)	BBB-	2,039,800
250	JPMorgan Chase & Co.	6.100%	N/A (10)	BBB-	257,500
500	PNC Financial Services Inc.	6.750%	N/A (10)	BBB-	556,250
450	SunTrust Bank Inc., (3)	5.625%	N/A (10)	BB+	457,875
350	Wells Fargo & Company	5.875%	N/A (10)	BBB	370,195
25	Zions Bancorporation	7.200%	N/A (10)	BB-	26,663
Total Banks	8,128,121
Capital Markets - 0.1%
225	Morgan Stanley	5.450%	N/A (10)	BB	226,688
Consumer Finance - 0.3%
225	Ally Financial Inc., 144A	7.000%	N/A (10)	B	229,816
450	American Express Company	5.200%	N/A (10)	Baa3	456,750
Total Consumer Finance	686,566
Total $1,000 Par (or similar) Institutional Preferred (cost $8,770,687)	9,041,375
Total Long-Term Investments (cost $243,533,469)	282,483,750

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
SHORT-TERM INVESTMENTS - 5.2% (3.5% of Total Investments)
$ 1,428	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $1,428,031, collateralized by $1,440,000 U.S. Treasury Notes, 1.625%, due 8/31/19, value $1,461,600	0.000%	4/01/15	$ 1,428,031
8,897	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $8,897,474, collateralized by $8,730,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $9,079,200	0.000%	4/01/15	8,897,474
$ 10,325	Total Short-Term Investments (cost $10,325,505)	10,325,505
Total Investments (cost $253,858,974) - 146.1%	292,809,255
Borrowings - (44.6)% (11), (12)	(89,400,000)
Other Assets Less Liabilities - (1.5)% (13)	(2,960,119)
Net Assets Applicable to Common Shares - 100%	$ 200,449,136

Investments in Derivatives as of March 31, 2015

Options Written outstanding:

Number of	Notional	Expiration	Strike
Option Type	Contracts	Description	Amount (14)	Date	Price	Value
Call	(460)	Microchip Technology Incorporated	$ (2,300,000)	4/17/15	$ 50	$ (28,750)
(460)	Total Options Written (premiums received $58,045)	$ (2,300,000)	$ (28,750)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (15)	Date	(Depreciation)
JPMorgan	$ 18,475,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$ (192,710)
JPMorgan	18,475,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(356,800)
	$ 36,950,000							$ (549,510)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 163,521,603	$ 38,176,458	$ –	*	$ 201,698,061
Convertible Preferred Securities	1,305,000	–	–		1,305,000
$25 Par (or similar) Retail Preferred	16,597,427	2,490,641	–		19,088,068
Variable Rate Senior Loan Interests	–	50,005,920	–		50,005,920
Corporate Bonds	–	1,345,326	–		1,345,326
$1,000 Par (or similar) Institutional Preferred	–	9,041,375	–		9,041,375
Short-Term Investments:
Repurchase Agreements	–	10,325,505	–		10,325,505
Investments in Derivatives:
Options written	(28,750)	–	–		(28,750)
Interest Rate Swaps**	–	(549,510)	–		(549,510)
Total	$ 181,395,280	$ 110,835,715	$ –		$ 292,230,995

* Value equals zero as of the end of the reporting period.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $255,753,444.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation					$42,490,332
Depreciation					(5,434,521)

Net unrealized appreciation (depreciation) of investments					$37,055,811

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $623,000.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(5)	Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)	Perpetual security. Maturity date is not applicable.
(11)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $187,995,285 have been pledged as collateral for Borrowings.

(12)	Borrowings as a percentage of Total Investments is 30.5%.
(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.  Other assets less liabilities also includes the value of options.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(15)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association.
(WI/DD)	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015